Dividend - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	Oct. 31, 2018 TWD ($)	Oct. 31, 2018 USD ($)	Jun. 26, 2018 $ / shares	Jul. 12, 2017 TWD ($)	May 26, 2017 $ / shares
Disclosure of dividends [Line Items]
Dividend paid			$ 0.30		$ 1.00
Dividend paid	$ 256,806	$ 8,390		$ 856,754
Capital surplus [member]
Disclosure of dividends [Line Items]
Dividend paid					$ 0.70